Other operating income and expenses (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Administrative and operational support expenses	$ 43,106	$ 72,516	$ 110,556
Technology and communications	39,965	33,956	29,651
Other operating expenses	18,109	18,983	17,996
Passenger services	8,355	7,260	5,930
Insurance	7,366	6,533	5,731
Other operating expenses	$ 116,901	$ 139,248	$ 169,864